Taxation - Schedule of effective income tax rate reconciliation (Detail)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Taxation [Abstract]
Statutory income tax rate	25.00%	25.00%	25.00%
Permanent differences	78.00%	15.00%	7.00%
Tax difference of statutory rate in other jurisdictions	10.00%	(2.00%)	1.00%
Tax effect of preferential tax treatment	(27.00%)	(4.00%)	(9.00%)
Change in valuation allowance	77.00%	(36.00%)	(26.00%)
Effective income tax rate	7.00%	(2.00%)	(2.00%)